Deferred Revenue/Income - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue/Income
Unrecognized deferred revenue	¥ 4,996,043	¥ 3,546,849
Investor relations program, term	5 years
Deferred revenue, ADR	¥ 0	¥ 15,041